Earnings per share	12 Months Ended
Mar. 31, 2021
Disclosure of Earnings per share [Abstract]
Earnings per share [text block]
29.	Earnings per share

The calculation of basic earnings per share for the years ended March 31, 2021, 2020 and 2019 is based on the profit / (loss) attributable to ordinary shareholders of ₹1,531,862, ₹ 705,377 and ₹ 1,068,703 respectively and a weighted average number of shares outstanding of 179,533,536, 179,180,285 and 154,330,243 respectively, calculated as follows:

	Year ended
	March 31, 2021	March 31, 2020	March 31, 2019
Net profit – as reported	1,531,862	705,377	1,068,703

Weighted average number of shares – basic	179,533,536	179,180,285	154,330,243
Basic earnings per share	8.53	3.94	6.92

Weighted average number of shares – diluted	181,216,005	180,643,177	155,757,426
Diluted earnings per share	8.45	3.90	6.86

Weighted average number of ordinary shares basic

	Year ended March 31,
	2021	2020	2019
Issued fully paid ordinary shares on April 01, 2020	179,223,247	179,144,347	53,684,647
Effect of shares issued on exercise of stock options	310,289	35,938	226,075
Effect of partly paid shares	-	-	100,419,521
Weighted average number of equity shares and equivalent shares outstanding	179,533,536	179,180,285	154,330,243

Weighted average number of ordinary shares diluted

	Year ended March 31,
	2021	2020	2019
Weighted average number of ordinary shares (basic)	179,533,536	179,180,285	154,330,243
Effect of stock options (Note 1)	1,682,469	1,462,892	1,427,183
Weighted average number of equity shares outstanding (diluted)	181,216,005	180,643,177	155,757,426

Note 1:  The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 7,780,278 options are outstanding as of March 31, 2021. These could potentially dilute basic earnings per share in the future
.